Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	As of December 31,
	2021	2022
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	141,313	162,573
Motor vehicles	19,694	18,641
Leasehold improvements	36,791	39,993
Total	210,115	233,524
Less: Accumulated depreciation	(163,315)	(191,945)
Construction in progress	—	56,880
	46,800	98,459